Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Equity Investment to Measure Fair Value on a Recurring Basis

The following table presents the contingent consideration recorded by the Company in connection with the acquisition of Seediv within the fair value hierarchy utilized to measure fair value on a recurring basis at June 30, 2021 and December 31, 2020, respectively:

	Level 1	Level 2	Level 3
June 30, 2021	$-	$55,356	$-
December 31, 2020	$-	$55,356	$-

The following table presents the contingent consideration recorded by the Company in connection with the acquisition of Seediv within the fair value hierarchy utilized to measure fair value on a recurring basis at December 31, 2020 and 2019, respectively:

	Level 1	Level 2	Level 3
December 31, 2020	$—	$55,356	$—
December 31, 2019	$—	$55,356	$—